EQUITY - OUTSTANDING RSUS (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	8,485,140
The 2019 Plan | Time RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	0	402,776
Vested	(402,776)
The 2020 Plan - Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding		1,237,378
Forfeited | $	(813,658)
The 2020 Plan - Stock Options | SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	423,720
The 2020 Plan - Performance Award | Performance Award SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	2,119,800	3,546,300
Forfeited | $	(1,426,500)
The 2020 Plan - Performance Award (Potential Maching Shares) | SOP (Matching Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	1,059,900	1,774,150
Forfeited | $	(714,250)
The 2020 Plan - Extraordinary SOP | SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	100,000	195,000
Forfeited | $	(95,000)
The 2021 - Special Grant | Perfomance RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	0	121,802
Forfeited | $	(121,802)
Board Grant 2021 | Perfomance RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	0	44,935
Forfeited | $
Vested	(44,935)
The 2021 Plan - Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding		598,957
Forfeited | $	(237,232)
Vested	(188,392)
The 2021 Plan - Stock Options | SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	173,333
The 2021 Plan - Performance Award | Performance Award SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	3,024,506	4,745,048
Forfeited | $	(1,720,542)
The 2021 Plan - Performance Award (Potential Matching Shares) | SOP (Matching Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	1,512,253	2,536,943
Forfeited | $	(1,024,690)
The 2021 Plan - Board and Extraordinary | Perfomance RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	40,000	40,000
The 2022 Board Grant | TRSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	21,628	0
Forfeited | $	(5,080)
New Granted | $	26,708
The 2022 Special Grant | TRSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	10,000	0
New Granted | $	10,000